Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	1.000%	12/15/24	395,994	379,288
United States Treasury Note/Bond	1.750%	12/31/24	207,269	199,853
United States Treasury Note/Bond	2.250%	12/31/24	183,501	177,910
United States Treasury Note/Bond	4.250%	12/31/24	307,816	304,786
United States Treasury Note/Bond	1.125%	1/15/25	381,584	365,009
United States Treasury Note/Bond	1.375%	1/31/25	218,932	209,696
United States Treasury Note/Bond	2.500%	1/31/25	190,289	184,669
United States Treasury Note/Bond	4.125%	1/31/25	299,070	295,752
United States Treasury Note/Bond	1.500%	2/15/25	355,560	340,726
United States Treasury Note/Bond	2.000%	2/15/25	379,825	366,175
United States Treasury Note/Bond	7.625%	2/15/25	10,738	11,063
United States Treasury Note/Bond	1.125%	2/28/25	240,785	229,385
United States Treasury Note/Bond	2.750%	2/28/25	179,944	174,939
United States Treasury Note/Bond	4.625%	2/28/25	317,403	315,717
United States Treasury Note/Bond	1.750%	3/15/25	351,443	337,111
United States Treasury Note/Bond	0.500%	3/31/25	294,889	277,795
United States Treasury Note/Bond	2.625%	3/31/25	99,620	96,554
United States Treasury Note/Bond	3.875%	3/31/25	314,041	309,428
United States Treasury Note/Bond	2.625%	4/15/25	370,071	358,506
United States Treasury Note/Bond	0.375%	4/30/25	319,415	299,452
United States Treasury Note/Bond	2.875%	4/30/25	184,107	178,814
United States Treasury Note/Bond	3.875%	4/30/25	317,383	312,622
United States Treasury Note/Bond	2.125%	5/15/25	370,857	356,197
United States Treasury Note/Bond	2.750%	5/15/25	438,845	425,268
United States Treasury Note/Bond	0.250%	5/31/25	286,930	267,652
United States Treasury Note/Bond	2.875%	5/31/25	164,976	160,181
United States Treasury Note/Bond	4.250%	5/31/25	241,526	239,186
United States Treasury Note/Bond	2.875%	6/15/25	345,078	334,726
United States Treasury Note/Bond	0.250%	6/30/25	336,249	312,712
United States Treasury Note/Bond	2.750%	6/30/25	98,833	95,667
United States Treasury Note/Bond	4.625%	6/30/25	317,251	316,012
United States Treasury Note/Bond	3.000%	7/15/25	326,112	316,634
United States Treasury Note/Bond	0.250%	7/31/25	341,729	316,793
United States Treasury Note/Bond	2.875%	7/31/25	159,785	154,742
United States Treasury Note/Bond	4.750%	7/31/25	288,025	287,530
United States Treasury Note/Bond	2.000%	8/15/25	395,652	377,415
United States Treasury Note/Bond	3.125%	8/15/25	319,970	311,071
United States Treasury Note/Bond	6.875%	8/15/25	8,970	9,238
United States Treasury Note/Bond	0.250%	8/31/25	336,062	310,542
United States Treasury Note/Bond	2.750%	8/31/25	149,738	144,591
United States Treasury Note/Bond	5.000%	8/31/25	297,788	298,672

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.500%	9/15/25	311,968	305,046
United States Treasury Note/Bond	0.250%	9/30/25	385,374	355,146
United States Treasury Note/Bond	3.000%	9/30/25	167,167	161,995
United States Treasury Note/Bond	5.000%	9/30/25	329,900	331,086
United States Treasury Note/Bond	4.250%	10/15/25	313,855	310,962
United States Treasury Note/Bond	0.250%	10/31/25	369,174	339,063
United States Treasury Note/Bond	3.000%	10/31/25	147,260	142,589
United States Treasury Note/Bond	5.000%	10/31/25	256,917	258,081
United States Treasury Note/Bond	2.250%	11/15/25	440,998	420,671
United States Treasury Note/Bond	4.500%	11/15/25	303,660	302,379
United States Treasury Note/Bond	0.375%	11/30/25	379,968	348,858
United States Treasury Note/Bond	2.875%	11/30/25	174,963	168,894
United States Treasury Note/Bond	4.875%	11/30/25	324,139	325,203
United States Treasury Note/Bond	4.000%	12/15/25	374,092	369,065
United States Treasury Note/Bond	0.375%	12/31/25	316,758	290,180
United States Treasury Note/Bond	2.625%	12/31/25	164,823	158,153
United States Treasury Note/Bond	3.875%	1/15/26	305,436	300,663
United States Treasury Note/Bond	0.375%	1/31/26	454,493	414,867
United States Treasury Note/Bond	2.625%	1/31/26	193,670	185,651
United States Treasury Note/Bond	1.625%	2/15/26	371,189	347,990
United States Treasury Note/Bond	4.000%	2/15/26	328,593	324,177
United States Treasury Note/Bond	6.000%	2/15/26	38,441	39,348
United States Treasury Note/Bond	0.500%	2/28/26	452,628	413,235
United States Treasury Note/Bond	2.500%	2/28/26	175,185	167,302
United States Treasury Note/Bond	4.625%	3/15/26	316,116	316,215
United States Treasury Note/Bond	0.750%	3/31/26	402,982	369,421
United States Treasury Note/Bond	2.250%	3/31/26	194,522	184,492
United States Treasury Note/Bond	3.750%	4/15/26	304,760	299,093
United States Treasury Note/Bond	0.750%	4/30/26	408,950	373,678
United States Treasury Note/Bond	2.375%	4/30/26	146,242	138,953
United States Treasury Note/Bond	1.625%	5/15/26	385,192	359,131
United States Treasury Note/Bond	3.625%	5/15/26	303,295	296,803
United States Treasury Note/Bond	0.750%	5/31/26	446,236	406,632
United States Treasury Note/Bond	2.125%	5/31/26	162,963	153,694
United States Treasury Note/Bond	4.125%	6/15/26	302,092	299,071
United States Treasury Note/Bond	0.875%	6/30/26	383,938	350,463
United States Treasury Note/Bond	1.875%	6/30/26	178,655	167,266
United States Treasury Note/Bond	4.500%	7/15/26	301,122	300,887
United States Treasury Note/Bond	0.625%	7/31/26	419,827	379,156
United States Treasury Note/Bond	1.875%	7/31/26	181,035	169,041
United States Treasury Note/Bond	1.500%	8/15/26	388,805	359,159
United States Treasury Note/Bond	4.375%	8/15/26	277,817	276,819
United States Treasury Note/Bond	6.750%	8/15/26	27,289	28,705
United States Treasury Note/Bond	0.750%	8/31/26	451,179	407,894
United States Treasury Note/Bond	1.375%	8/31/26	174,054	160,130
United States Treasury Note/Bond	4.625%	9/15/26	326,928	328,052
United States Treasury Note/Bond	0.875%	9/30/26	421,998	382,304
United States Treasury Note/Bond	1.625%	9/30/26	132,784	122,867
United States Treasury Note/Bond	4.625%	10/15/26	337,974	339,241
United States Treasury Note/Bond	1.125%	10/31/26	395,154	359,405
United States Treasury Note/Bond	1.625%	10/31/26	171,110	157,849
United States Treasury Note/Bond	2.000%	11/15/26	324,139	302,209
United States Treasury Note/Bond	4.625%	11/15/26	349,619	351,149
United States Treasury Note/Bond	1.250%	11/30/26	428,988	390,714
United States Treasury Note/Bond	1.625%	11/30/26	158,221	145,712
Total U.S. Government and Agency Obligations (Cost $26,513,835)				26,216,888

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $98,390)	5.438%	984,006	98,391
Total Investments (99.6%) (Cost $26,612,225)				26,315,279
Other Assets and Liabilities—Net (0.4%)				117,034
Net Assets (100%)				26,432,313
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	26,216,888	—	26,216,888
Temporary Cash Investments	98,391	—	—	98,391
Total	98,391	26,216,888	—	26,315,279